Condensed Consolidating Financial Statements - Condensed Consolidating Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Total revenues	$ 55,000	$ 56,603	$ 60,537	$ 66,325	$ 65,461	$ 68,946	$ 58,081	$ 55,589	$ 46,638	$ 248,926	$ 229,254	$ 127,921
Costs and expenses:
Lease operating expenses	5,172				5,849					24,308	20,897	17,614
Production taxes	7,287				7,769					29,400	26,333	13,966
Depletion, depreciation and amortization	22,583				21,395					90,749	62,320	38,907
General and administrative	4,412				3,009					13,808	8,074	6,063
Accretion expense	175				176					698	666	617
(Gain) Loss on sale of asset	427				0					(7,300)	0	0
Total Costs and Expenses	40,056				38,198					151,663	118,290	77,167
INCOME FROM OPERATIONS	14,944	25,875	18,178	25,947	27,263	31,585	29,118	28,156	22,105	97,263	110,964	50,754
OTHER (INCOME) EXPENSE:
Interest expense	3,479				153					7,458	1,400	2,761
Interest income	(79)				(27)					(72)	(186)	(387)
(Income) loss from equity method investments	(61,210)				268					(8,322)	1,418	977
Total Other (Income) Expense	(57,810)				394					(936)	2,632	3,351
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	72,754				26,869					98,199	108,332	47,403
INCOME TAX EXPENSE (BENEFIT)	28,195	10,849	15,514	0	0	(91)	0	1	0	26,363	(90)	40
INCOME (LOSS) FROM CONTINUING OPERATIONS	44,559				26,869					71,836	108,422	47,363
Discontinued Operations										3,465	0	0
NET INCOME	44,559	15,883	502	25,117	26,869	30,974	29,009	27,265	21,174	68,371	108,422	47,363
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues	54,662				65,165					247,637	228,281	127,380
Costs and expenses:
Lease operating expenses	4,998				5,645					23,644	20,168	17,043
Production taxes	7,261				7,747					29,306	26,266	13,929
Depletion, depreciation and amortization	22,583				21,395					90,749	62,320	38,902
General and administrative	4,378				2,964					13,602	8,038	6,037
Accretion expense	175				176					698	666	617
(Gain) Loss on sale of asset	427									(7,300)
Total Costs and Expenses	39,822				37,927					150,699	117,458	76,528
INCOME FROM OPERATIONS	14,840				27,238					96,938	110,823	50,852
OTHER (INCOME) EXPENSE:
Interest expense	3,479				153					7,458	1,400	2,761
Interest income	(79)				(27)					(72)	(39)	(120)
(Income) loss from equity method investments	(61,314)				243					(5,182)	1,130	808
Total Other (Income) Expense	(57,914)				369					2,204	2,491	3,449
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	72,754				26,869					94,734	108,332	47,403
INCOME TAX EXPENSE (BENEFIT)	28,195				0					26,363	(90)	40
INCOME (LOSS) FROM CONTINUING OPERATIONS										68,371
Discontinued Operations										0
NET INCOME	44,559				26,869					68,371	108,422	47,363
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues	338				296					1,289	973	541
Costs and expenses:
Lease operating expenses	174				204					664	729	571
Production taxes	26				22					94	67	37
Depletion, depreciation and amortization	0				0					0	0	5
General and administrative	34				20					132	11	24
Accretion expense	0				0					0	0	0
(Gain) Loss on sale of asset	0									0
Total Costs and Expenses	234				246					890	807	637
INCOME FROM OPERATIONS	104				50					399	166	(96)
OTHER (INCOME) EXPENSE:
Interest expense	0				0					0	0	0
Interest income	0				0					0	0	0
(Income) loss from equity method investments	0				0					0	0	0
Total Other (Income) Expense	0				0					0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	104				50					399	166	(96)
INCOME TAX EXPENSE (BENEFIT)	0				0					0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS										399
Discontinued Operations										3,465
NET INCOME	104				50					(3,066)	166	(96)
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues	0				0					0	0	0
Costs and expenses:
Lease operating expenses	0				0					0	0	0
Production taxes	0				0					0	0	0
Depletion, depreciation and amortization	0				0					0	0	0
General and administrative	0				25					74	25	2
Accretion expense	0				0					0	0	0
(Gain) Loss on sale of asset	0									0
Total Costs and Expenses	0				25					74	25	2
INCOME FROM OPERATIONS	0				(25)					(74)	(25)	(2)
OTHER (INCOME) EXPENSE:
Interest expense	0				0					0	0	0
Interest income	0				0					0	(147)	(267)
(Income) loss from equity method investments	532				278					1,512	1,592	740
Total Other (Income) Expense	532				278					1,512	1,445	473
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(532)				(303)					(1,586)	(1,470)	(475)
INCOME TAX EXPENSE (BENEFIT)	0				0					0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS										(1,586)
Discontinued Operations										0
NET INCOME	(532)				(303)					(1,586)	(1,470)	(475)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenues	0				0					0	0	0
Costs and expenses:
Lease operating expenses	0				0					0	0	0
Production taxes	0				0					0	0	0
Depletion, depreciation and amortization	0				0					0	0	0
General and administrative	0				0					0	0	0
Accretion expense	0				0					0	0	0
(Gain) Loss on sale of asset	0									0
Total Costs and Expenses	0				0					0	0	0
INCOME FROM OPERATIONS	0				0					0	0	0
OTHER (INCOME) EXPENSE:
Interest expense	0				0					0	0	0
Interest income	0				0					0	0	0
(Income) loss from equity method investments	(428)				(253)					(4,652)	(1,304)	(571)
Total Other (Income) Expense	(428)				(253)					(4,652)	(1,304)	(571)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	428				253					4,652	1,304	571
INCOME TAX EXPENSE (BENEFIT)	0				0					0	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS										4,652
Discontinued Operations										0
NET INCOME	$ 428				$ 253					$ 4,652	$ 1,304	$ 571